SEC COVER LETTER

John M. McCann Managing Director, Associate General Counsel 8500 Andrew Carnegie Blvd. Charlotte, NC 28262 T 704.988.6543 john.mccann@nuveen.com

August 31, 2018

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	TIAA-CREF Funds (“Registrant”) Post-Effective Amendment No. 115 to the Registration Statement on Form N-1A (File Nos. 333-76651 and 811-09301)

Ladies and Gentlemen:

On behalf of the Registrant, we are attaching for filing Post-Effective Amendment No. 115 to the above-captioned registration statement on Form N-1A (“Amendment No. 115”), including exhibits. The main purpose of Amendment No. 115 is to make the initial 485A filing needed to launch two new series, the TIAA-CREF Green Bond Fund and the TIAA-CREF Short Duration Impact Bond Fund.

If you have any questions regarding this filing, please do not hesitate to call me at (704) 988-6543.

Sincerely,

/s/ John M. McCann
John M. McCann